Financial Income, Net (Tables)	6 Months Ended
Jun. 30, 2024
Financial Income, Net [Abstract]
Schedule of Financial Income, Net
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Foreign currency exchange differences	(1,271)	(2,273)	(745)	(1,021)
Interest income on short-term deposits	3,061	3,090	1,294	1,630
Other	(16)	(25)	(9)	(8)
Total financial income, net	1,774	792	540	601